Investments in Equity Investees	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments in Equity Investees
11 .	INVESTMENTS IN EQUITY INVESTEES
The following table summarizes the Group’s balances of investment in equity investees:

	As of December 31,
	2020	2021
	RMB	RMB
Equity Investments without Readily Determinable Fair Value
Plus Corp (“Plus”) (1)	460,959	1,007,361
Jiayibingding (Beijing) E-commerce Limited (“JYBD”) (2)	280,000	350,000
Others (3)	69,906	879
Equity Method Investments
Guizhou Fubao Digital Venture Capital Partnership (“Fubao Fund”) (4)	—	318,588
Others (5)	64,340	1,523

Total Investment	875,205	1,678,351

(1)
Plus is a technology company devoted to autonomous vehicle development. In 2018, the Group acquired 322,768,350 preferred shares of Plus and a warrant to purchase 69,787,575 preferred shares at US$0.2866 per share for a three-year period, with an aggregate cash consideration of RMB460,959. The preferred shares acquired represented
30%
equity interest of Plus as of then. In November 2020, the Group’s shareholding was diluted to
26%
as a result of the financing activities of Plus. According to the amended Article of the Associate of Plus, certain preferred shares held by the Group are entitled to

4

votes per share. The Group, therefore, had 60.37%
voting rights as of December 31, 2020. During the year ended December 31, 2021, after a series of financing transactions of Plus, including the Group’s exercise of its warrant acquired in 2018 with a cash consideration of RM
B
129,066 and purchase of 135,056,917
preferred shares with a cash consideration of RMB451,822, as of December 31, 2021, the Group had
 28.85% equity interest and 56.15%
voting rights. However, the Group has no control over Plus as it has no control over the board of directors that makes all significant decisions in relation to the operating and financing activities of Plus. As the preferred shares are not in substance common stock due to the liquidation preference and other preferential rights and have no readily determinable fair value, the Group has accounted for its investment in Plus as an equity investment without readily determinable fair value.

(2)
JYBD is an
E-commerce
platform for selling products related to vehicle maintenance and modification. In June 2018, the Group acquired preferred shares of JYBD with a cash consideration of RMB250 million. In September 2019, the Group further invested RMB30 million in JYBD’s preferred shares. As of December 31, 2020, the preferred shares held by the Group represented 23.7% equity interest of JYBD. In the third quarter of 2021, the Company further
subscribed preferred shares of JYBD

amounting
to
RMB70 million and increased its shareholding ratio to 24.37%. As the preferred shares are not in substance common stock due to the liquidation preference and other preferential rights and have no readily determinable fair value, the Group has accounted for its investment in JYBD as an equity investment without readily determinable fair value.

(3)
During the year ended December 31, 2021, the Group recorded a full impairment loss of RMB54,906 based on estimated future cash flows considering the financial condition of Zhaoyou Limited, which was recorded as an
equity investment without readily determinable fair value as the shareholding was not in substance common stock.

(4)
Fubao fund is a private equity fund incorporated in Guizhou, the PRC. The Group, as a limited partner, acquired 72.58% equity interest of the fund with a cash consideration of RMB323 million in 2021. The Group accounts for the investment as an equity method investment as it does not have a controlling financial interest in the fund and the fund is not a VIE due to the substantive participating rights held by limited partners.

(5)
The Group also held an equity method investment in a holding company incorporated in Cayman Island, which invested in a logistic company in Brazil. In the fourth quarter of 2021, the Group recorded a full impairment loss of RMB55,756 based on estimated future cash flows considering the financial conditions of the investee.

During the third quarter of 2021, one of the Group’s equity method investees was dissolved and the Group received RMB11,929 in cash. The difference between the carrying amount and the cash received is recorded as an investment loss of RMB379
.